Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Schedule Providing Components of Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives

The following table provides the components of costs associated with acquisitions and cost-reduction/productivity initiatives:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016
Restructuring charges/(credits):
Employee terminations	$459	$(181)	$839
Asset impairments(a)	290	190	142
Exit costs	33	21	74
Total restructuring charges(b)	782	30	1,055
Transaction costs(c)	1	4	127
Integration costs(d)	260	317	383
Restructuring charges and certain acquisition-related costs	1,044	351	1,565
Net periodic benefit costs recorded in Other (income)/deductions––net(e)	146	136	159
Additional depreciation––asset restructuring, virtually all of which is recorded in Cost of sales(f)	50	91	207
Implementation costs recorded in our consolidated statements of income as follows(g):
Cost of sales	83	118	230
Selling, informational and administrative expenses	72	71	81
Research and development expenses	39	38	25
Other (income)/deductions––net	—	—	3
Total implementation costs	194	227	340
Total costs associated with acquisitions and cost-reduction/productivity initiatives	$1,434	$805	$2,271

(a)
The asset impairment charges for 2018 are largely associated with cost reduction initiatives not associated with acquisitions. The asset impairment charges for 2017 are largely associated with our acquisitions of Hospira and Medivation. The asset impairment charges included in restructuring charges for 2017 and 2016 are primarily associated with abandoned assets. See (b) below for additional information.

(b)
In 2018, restructuring charges were primarily related to employee termination costs and asset write downs. The employee termination costs are associated with our improvements to operational effectiveness as part of the realignment of our organizational structure effective at the beginning of 2019. In 2017, restructuring charges are primarily associated with our acquisitions of Hospira and Medivation, partially offset by credits associated with cost-reduction and productivity initiatives not associated with acquisitions that mostly related to the reversal of previously recorded accruals for employee termination costs resulting from revisions of our severance benefit estimates. In 2016, restructuring charges are largely associated with cost-reduction and productivity initiatives not associated with acquisitions, as well as our acquisitions of Hospira and Medivation. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.

The restructuring activities in 2018 are associated with the following:

•	IH ($176 million charge); EH ($31 million charge); WRD/GPD ($135 million charge); manufacturing operations ($403 million charge); and Corporate ($38 million charge).
The restructuring activities in 2017 are associated with the following:

•	IH ($83 million credit); EH ($6 million credit); WRD/GPD ($19 million charge); manufacturing operations ($89 million charge); and Corporate ($12 million charge),
The restructuring activities in 2016 are associated with the following:

•	IH ($255 million charge); EH ($155 million charge); WRD/GPD ($145 million charge); manufacturing operations ($328 million charge); and Corporate ($172 million charge).

(c)
Transaction costs represent external costs for banking, legal, accounting and other similar services, which in 2017 were directly related to our acquisitions of Hospira, Anacor and Medivation.Transaction costs in 2016 were mostly related to our acquisitions of Medivation and Anacor, and the terminated transaction with Allergan.

(d)
Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes. In 2018, integration costs were primarily related to our acquisition of Hospira. In 2017, integration costs primarily related to our acquisitions of Hospira and Medivation, as well as a net gain of $12 million related to the settlement of the Hospira U.S. qualified defined benefit pension plan (see Note 11). In 2016, integration costs primarily related to our acquisition of Hospira and the terminated transaction with Allergan.

(e)
In 2018, primarily represents the net pension curtailments and settlements included in Other (income)/deductions––net upon the adoption of a new accounting standard in the first quarter of 2018. In 2017, primarily represents the net pension curtailments and settlements, partially offset by net periodic benefit credits, excluding service costs, related to our acquisition of Hospira, both of which were reclassified to Other (income)/deductions––net as a result of the retrospective adoption of a new accounting standard in the first quarter of 2018. These credits included a net settlement gain, partially offset by accelerated amortization of actuarial losses and prior service costs upon the settlement of the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. In 2016, primarily represents the net pension curtailments and settlements as well as the accelerated amortization of unrecognized loss and prior service costs related to our acquisition of Hospira, which were reclassified to Other (income)/deductions––net as a result of the retrospective adoption of a new accounting standard in the first quarter of 2018. For additional information, see Note 1B and Note 11.

(f)	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.

(g)	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.

Schedule of Restructuring Reserve by Type of Cost

The following table provides the components of and changes in our restructuring accruals:
(MILLIONS OF DOLLARS)	Employee Termination Costs	Asset Impairment Charges	Exit Costs	Accrual
Balance, January 1, 2017	$1,547	$—	$36	$1,583
Provision/(Credit)	(181)	190	21	30
Utilization and other(a)	(326)	(190)	9	(508)
Balance, December 31, 2017(b)	1,039	—	66	1,105
Provision	459	290	33	782
Utilization and other(a)	(295)	(290)	(51)	(636)
Balance, December 31, 2018(c)	$1,203	$—	$49	$1,252

(a)	Includes adjustments for foreign currency translation.

(b)	Included in Other current liabilities ($643 million) and Other noncurrent liabilities ($462 million).

(c)	Included in Other current liabilities ($823 million) and Other noncurrent liabilities ($428 million).